UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Nicholson Graham LLP
Four Embarcadero Center, 10th Floor
San Francisco, CA 94111
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

EuroPacific Growth Fund®
Investment portfolio

June 30, 2006

		unaudited

		Market value
Common stocks — 92.50%	Shares	(000)

FINANCIALS — 21.96%
Kookmin Bank	16,056,016	$1,320,382
ING Groep NV	22,643,017	888,979
Sun Hung Kai Properties Ltd.	79,800,000	813,783
Mitsubishi UFJ Financial Group, Inc.	51,228	716,413
UniCredito Italiano SpA (Italy)	72,140,000	564,333
UniCredito Italiano SpA (Germany)	10,000,000	77,934
BNP Paribas	6,500,081	621,592
UBS AG	5,455,798	596,944
Shinhan Financial Group Co., Ltd.	12,200,900	572,426
Banco Santander Central Hispano, SA	35,864,805	523,274
Mizuho Financial Group, Inc.	56,262	476,513
Cathay Financial Holding Co., Ltd.	203,260,000	445,081
Sompo Japan Insurance Inc.	30,546,000	427,179
HSBC Holdings PLC (United Kingdom)	13,747,439	241,600
HSBC Holdings PLC (Hong Kong)	8,998,436	157,690
Banco Itaú Holding Financeira SA, preferred nominative	13,192,700	385,041
Credit Suisse Group	6,705,000	374,477
Macquarie Bank Ltd.	7,255,280	371,806
Erste Bank der oesterreichischen Sparkassen AG	6,356,986	357,354
Mitsui Sumitomo Insurance Co., Ltd.	27,031,000	339,512
AXA	9,677,777	317,269
Hongkong Land Holdings Ltd.	80,980,300	296,388
Sumitomo Mitsui Financial Group, Inc.	27,590	291,792
Mitsui Trust Holdings, Inc.	24,227,000	291,164
ORIX Corp.	1,057,000	258,222
ORIX Corp. (ADR)	189,600	23,177
Swire Pacific Ltd., Class A	27,195,500	280,660
DnB NOR ASA	22,555,000	279,787
Société Générale	1,798,000	264,169
Hypo Real Estate Holding AG	4,343,540	263,537
ABN AMRO Holding NV	9,449,419	258,233
Banco Bradesco SA, preferred nominative	7,752,000	242,743
QBE Insurance Group Ltd.	14,700,760	223,824
Hana Financial Holdings	4,659,778	219,113
DEPFA BANK PLC	12,890,000	213,429
Housing Development Finance Corp. Ltd.	8,542,500	212,268
Allianz AG	1,343,335	211,990
NIPPONKOA Insurance Co., Ltd.	24,280,000	209,673
Sampo OYJ, Class A	10,900,000	207,773
Millea Holdings, Inc.	11,063	205,963
Commerzbank U.S. Finance, Inc.	5,519,500	200,551
Sberbank (Savings Bank of the Russian Federation) (GDR)	1,142,882	194,861
Unibanco-União de Bancos Brasileiros SA, units (GDR)	2,815,000	186,888
Crédit Agricole SA	4,870,000	185,102
Bank of Nova Scotia	4,600,000	182,269
Samsung Fire & Marine Insurance Co., Ltd.	1,200,950	161,437
FirstRand Ltd.	68,000,000	161,404
Royal Bank of Scotland Group PLC	4,823,243	158,394
AIFUL Corp.	2,690,350	143,677
DBS Group Holdings Ltd.	12,450,000	142,380
Lloyds TSB Group PLC	14,500,000	142,344
Banco Bilbao Vizcaya Argentaria, SA	6,206,200	127,499
Takefuji Corp.	2,118,000	126,254
Mitsubishi Estate Co., Ltd.	5,550,000	117,879
Zurich Financial Services[1]	532,000	116,417
ForeningsSparbanken AB, Class A	3,938,500	103,364
ICICI Bank Ltd.	6,982,300	74,268
ICICI Bank Ltd. (ADR)	1,111,300	26,282
PT Bank Mandiri (Persero) Tbk	527,256,500	97,914
PartnerRe Holdings Ltd.	1,395,000	89,350
Insurance Australia Group Ltd.	22,022,423	87,505
Topdanmark A/S1	586,850	81,754
HDFC Bank Ltd.	3,391,258	58,846
State Bank of India	3,690,000	58,544
Fairfax Financial Holdings Ltd.	500,000	47,563
Brookfield Asset Management Inc., Class A	1,125,750	45,252
Westpac Banking Corp.	2,252,000	38,937
Malayan Banking Bhd.	13,150,300	38,319
Wharf (Holdings) Ltd.	7,800,000	27,719
Chinatrust Financial Holding Co., Ltd.	12,768,513	10,603
Security Capital European Realty[1,2,3]	39,607	633
		18,277,696

CONSUMER DISCRETIONARY — 12.54%
Industria de Diseno Textil, SA	18,507,915	779,836
Hyundai Motor Co.	7,197,120	611,591
Vivendi SA	16,942,448	593,091
Toyota Motor Corp.	11,122,600	582,330
Continental AG	5,532,500	564,900
Renault SA	4,666,000	500,748
Mediaset SpA	42,140,109	496,388
Honda Motor Co., Ltd.	14,084,300	446,867
SEGA SAMMY HOLDINGS INC.	11,979,000	443,938
Swatch Group Ltd, non-registered shares	1,650,246	278,253
Swatch Group Ltd	4,367,061	152,261
Compagnie Générale des Etablissements Michelin, Class B	6,998,000	420,210
LG Electronics Inc.	6,809,873	412,833
Kingfisher PLC	93,422,191	411,534
British Sky Broadcasting Group PLC	31,095,938	329,385
News Corp., Class A	15,109,826	289,806
News Corp. Inc., Class B	1,848,614	37,305
Porsche AG, nonvoting preferred	280,000	270,360
NOK Corp.	7,845,000	227,650
Suzuki Motor Corp.	9,396,867	203,280
Esprit Holdings Ltd.	23,100,000	188,574
Cie. Financière Richemont AG, Class A, units	3,858,816	176,446
Nikon Corp.	8,259,000	144,231
Carnival PLC	3,450,000	140,379
Sony Corp.	2,770,000	122,266
Lotte Shopping Co.	310,000	120,602
Grupo Televisa, SA, ordinary participation certificates (ADR)	5,929,600	114,501
Volkswagen AG, nonvoting preferred	1,333,000	67,270
Volkswagen AG	506,865	35,506
HYUNDAI MOBIS	1,196,350	101,284
Reed Elsevier NV	6,648,100	99,885
JCDecaux SA	3,528,700	93,141
Rakuten, Inc.	154,400	91,768
DSG International PLC	25,345,000	89,411
Pearson PLC	6,324,272	86,030
Koninklijke Philips Electronics NV	2,750,000	85,832
Enterprise Inns PLC	4,540,000	79,493
Reed Elsevier PLC	7,300,000	73,618
Daito Trust Construction Co., Ltd.	1,315,000	72,870
Bridgestone Corp.	3,720,600	71,706
Fuji Heavy Industries Ltd.	11,491,000	67,192
Yamada Denki Co., Ltd.	599,200	61,119
Marks and Spencer Group PLC	4,500,000	48,789
Daiwa House Industry Co., Ltd.	2,960,300	47,350
Publishing & Broadcasting Ltd.	2,270,000	30,701
Premiere AG1	2,943,000	28,501
Funai Electric Co., Ltd.	285,000	27,651
NEXT PLC	385,000	11,605
Sekisui House, Ltd.	539,000	7,401
TI Automotive Ltd., Class A1,3	3,197,300	—
		10,437,688

INFORMATION TECHNOLOGY — 12.62%
Samsung Electronics Co., Ltd.	1,931,575	1,227,994
Samsung Electronics Co., Ltd., nonvoting preferred	48,800	23,821
Taiwan Semiconductor Manufacturing Co. Ltd.	457,126,622	825,664
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	14,420,071	132,376
Hon Hai Precision Industry Co., Ltd.	141,057,418	872,529
Hynix Semiconductor Inc.[1]	18,507,940	600,027
Toshiba Corp.	78,028,000	509,457
Nintendo Co., Ltd.	2,773,400	465,425
Nokia Corp. (ADR)	12,982,900	263,034
Nokia Corp.	7,517,100	153,277
Murata Manufacturing Co., Ltd.	6,377,500	414,167
Rohm Co., Ltd.	4,623,700	413,429
LG.Philips LCD Co., Ltd.[1]	8,154,500	303,486
Nippon Electric Glass Co., Ltd.	13,969,000	280,210
AU Optronics Corp.	195,305,000	276,047
Hoya Corp.	7,560,000	268,938
High Tech Computer Corp.	9,400,000	258,745
Tokyo Electron Ltd.	3,645,700	254,922
Chi Mei Optoelectronics Corp.	211,927,598	235,635
SOFTBANK CORP.	10,185,000	228,341
Hirose Electric Co., Ltd.	1,830,000	222,332
Konica Minolta Holdings, Inc.[1]	16,968,500	214,312
Acer Inc.	112,721,000	198,368
Canon, Inc.	4,012,650	196,757
Powerchip Semiconductor Corp.[1]	278,750,000	183,201
Quanta Computer Inc.	110,316,000	176,735
ASUSTeK Computer Inc.	70,016,000	172,155
Compal Electronics, Inc.	179,493,000	171,538
Mediatek Incorporation	14,673,324	136,146
SAP AG	600,000	126,482
TDK Corp.	1,525,000	115,965
Advanced Semiconductor Engineering, Inc.	116,643,491	115,442
NEC Electronics Corp.[1]	3,450,000	110,668
Infosys Technologies Ltd.	1,480,000	99,343
Yahoo Japan Corp.	181,200	95,977
Wipro Ltd.	8,000,000	89,531
ASML Holding NV1	2,500,000	50,593
ASML Holding NV (New York registered)[1]	213,000	4,307
livedoor Co., Ltd.[1,3]	21,906,152	16,974
		10,504,350

HEALTH CARE — 8.56%
Roche Holding AG	14,716,300	2,428,484
AstraZeneca PLC (United Kingdom)	11,286,617	680,974
AstraZeneca PLC (Sweden)	7,305,000	440,390
Novo Nordisk A/S, Class B	14,824,750	943,709
Sanofi-Aventis	5,560,800	542,072
UCB NV	7,220,059	390,190
Smith & Nephew PLC	43,013,300	330,891
Novartis AG	4,613,960	249,403
Merck KGaA[1]	2,560,400	232,580
Chugai Pharmaceutical Co., Ltd.	6,880,500	140,424
Alcon, Inc.	1,375,000	135,506
Shionogi & Co., Ltd.	7,420,000	132,303
Essilor	1,250,000	125,684
SCHWARZ PHARMA AG	1,250,003	112,078
Richter Gedeon RT	550,800	101,452
Nobel Biocare Holding AG	365,000	86,504
Elan Corp., PLC (ADR)[1]	3,000,000	50,100
		7,122,744

ENERGY — 7.41%
Royal Dutch Shell PLC, Class B	20,478,633	715,252
Royal Dutch Shell PLC, Class B (ADR)	1,874,848	130,996
Royal Dutch Shell PLC, Class A	7,537,000	253,250
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	66,980
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	6,938,000	619,633
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	1,068,850	85,337
Oil & Natural Gas Corp. Ltd.	22,162,966	535,375
MOL Magyar Olaj- és Gázipari Rt., Class A	5,038,900	518,851
Norsk Hydro ASA	17,015,000	450,819
Norsk Hydro ASA (ADR)	1,250,000	33,387
Reliance Industries Ltd.	20,632,718	476,730
Canadian Natural Resources, Ltd.	8,180,000	452,392
Petro-Canada	8,600,000	408,115
SK Corp.	6,073,200	390,584
Nexen Inc.	4,308,662	242,845
Cameco Corp.	5,312,300	211,683
TOTAL SA	2,804,400	184,340
China National Offshore Oil Corp.	178,288,100	142,329
Husky Energy Inc.	1,900,000	119,278
ENI SpA	3,500,000	102,892
Repsol YPF, SA	1,134,200	32,444
		6,173,512

CONSUMER STAPLES — 7.22%
Nestlé SA	4,660,000	1,461,125
Koninklijke Ahold NV1	77,601,332	673,184
Seven & I Holdings Co., Ltd.	16,087,000	530,094
METRO AG	6,830,000	386,737
Tesco PLC	57,989,561	357,737
Shinsegae Co., Ltd.	684,323	342,706
Diageo PLC	20,240,000	340,001
Groupe Danone	2,578,000	327,224
L’Oréal SA	2,746,000	259,087
Unilever PLC	8,597,783	193,102
Unilever NV	8,168,400	185,029
Wal-Mart de México, SA de CV, Series V	64,835,718	179,186
Coca-Cola HBC SA	4,669,583	139,005
Woolworths Ltd.	8,410,292	125,863
Pernod Ricard Co.	540,000	106,935
Gallaher Group PLC	5,550,866	86,633
Foster’s Group Ltd.	19,950,000	81,048
SABMiller PLC	4,450,400	80,103
Fomento Económico Mexicano, SA de CV (ADR)	935,600	78,329
Coca-Cola FEMSA, SA de CV, Series L	13,500,000	40,062
Koninklijke Numico NV	840,000	37,658
		6,010,848

TELECOMMUNICATION SERVICES — 6.57%
América Móvil SA de CV, Series L (ADR)	33,648,000	1,119,133
América Móvil SA de CV, Series L	21,540,000	36,046
Vodafone Group PLC	285,094,779	606,872
Koninklijke KPN NV	51,045,000	573,241
Telekom Austria AG	20,048,553	445,940
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	407,513,700	323,389
Teléfonos de México, SA de CV, Class L (ADR)	15,000,000	312,450
Teléfonos de México, SA de CV, Class L	8,400,000	8,830
Telefónica, SA	16,255,093	270,393
France Télécom, SA	8,953,000	192,279
Portugal Telecom, SGPS, SA	15,795,000	190,496
Singapore Telecommunications Ltd.	110,508,500	177,350
KT Corp.	2,335,060	96,382
KT Corp. (ADR)	2,172,880	46,608
BT Group PLC	30,000,000	132,569
KDDI Corp.	20,000	122,891
Chunghwa Telecom Co., Ltd. (ADR)	5,428,700	100,268
Chunghwa Telecom Co., Ltd.	8,490,000	15,361
China Unicom Ltd.	126,900,000	113,560
Philippine Long Distance Telephone Co.	2,976,260	102,804
Tele Norte Leste Participações SA, preferred nominative	7,912,671	101,745
Advanced Info Service PCL	42,980,000	101,528
Bharti Airtel Ltd.[1]	12,507,000	100,885
China Netcom Group Corp. (Hong Kong) Ltd. (ADR)	1,592,800	56,003
Telecom Italia SpA, nonvoting	17,500,000	45,163
Telecomunicações de Sao Paulo SA, preferred nominative	2,061,761	43,867
SK Telecom Co., Ltd. (ADR)	1,616,175	37,851
		5,473,904

MATERIALS — 5.85%
Bayer AG	24,881,000	1,142,459
Nitto Denko Corp.	7,414,900	528,201
POSCO	1,315,000	352,842
Harmony Gold Mining Co. Ltd.[1]	18,181,600	291,365
Cemex, SA de CV, ordinary participation certificates, units (ADR)	4,872,232	277,571
Lonmin PLC	4,550,000	236,400
Barrick Gold Corp.	4,080,000	120,768
Barrick Gold Corp. (Canada)	3,537,838	104,518
AngloGold Ashanti Ltd.	4,405,000	219,625
Kuraray Co., Ltd.	16,637,500	186,138
Gold Fields Ltd.	7,284,500	165,743
UPM-Kymmene Corp.	7,340,000	158,012
Siam Cement PCL	26,121,400	157,688
Lonza Group Ltd.	2,000,000	136,932
BHP Billiton PLC	6,000,000	116,250
Linde AG	1,335,953	102,836
Cía. Vale do Rio Doce, ordinary nominative (ADR)	4,000,000	96,160
BASF AG	1,170,500	93,883
Holcim Ltd.	1,028,571	78,695
Stora Enso Oyj, Class R	5,394,843	75,266
JSR Corp.	2,940,500	74,277
Ivanhoe Mines Ltd.[1]	10,160,000	68,826
L’Air Liquide	246,400	47,944
Rio Tinto PLC	375,000	19,802
Kaneka Corp.	1,887,000	17,153
		4,869,354

INDUSTRIALS — 4.90%
Asahi Glass Co., Ltd.	38,439,000	487,501
Fraport AG	4,149,980	295,587
Ryanair Holdings PLC (ADR)[1]	5,604,500	295,469
Siemens AG	3,367,000	292,643
Nippon Express Co., Ltd.	53,026,900	286,432
Mitsubishi Corp.	13,700,000	273,617
Cintra, Concesiones de Infraestructuras de Transporte, SA	16,069,400	209,819
Sandvik AB	17,064,000	198,446
FANUC LTD	2,062,200	185,293
Kubota Corp.	17,532,000	166,264
Far Eastern Textile Ltd.	185,107,000	151,427
Bombardier Inc., Class B1	51,396,400	143,228
Singapore Airlines Ltd.	17,788,000	142,736
Imperial Holdings Ltd.	7,409,000	140,480
Capita Group PLC	14,197,623	121,019
Mitsui & Co., Ltd.	8,451,000	119,367
Autostrade SpA	3,801,285	106,746
Deutsche Post AG	3,147,000	84,272
Macquarie Infrastructure Group	31,044,081	77,470
Metso Oyj	1,556,800	56,427
JS Group Corp.	2,390,000	50,240
Bharat Heavy Electricals Ltd.	1,000,000	42,499
MISC Berhad	18,871,600	39,573
Wesfarmers Ltd.	1,180,000	30,963
Orkla AS	605,000	28,028
Qantas Airways Ltd.	9,309,391	20,466
Vedior NV	848,285	17,796
Contax Participações SA, preferred nominative	15,186,000	13,767
Contax Participações SA, preferred nominative (ADR)	130,000	118
		4,077,693

UTILITIES — 2.48%
RAO Unified Energy System of Russia (GDR)	6,719,100	469,665
E.ON AG	3,948,000	454,058
Veolia Environnement	7,394,400	381,757
National Grid PLC	19,400,714	209,624
Electricité de France SA	3,238,000	170,439
Gas Natural SDG, SA	4,750,000	144,857
Hong Kong and China Gas Co. Ltd.	50,000,000	109,768
RWE AG	1,230,000	102,222
Korea Electric Power Corp.	615,960	22,827
		2,065,217

MISCELLANEOUS — 2.39%
Other common stocks in initial period of acquisition		1,986,757

Total common stocks (cost: $57,432,541,000)		76,999,763

Rights & warrants — 0.04%

FINANCIALS — 0.04%
ING Groep NV, warrants, expire 2008[1]	1,730,000	29,750

MATERIALS — 0.00%
Linde AG, rights, expire 2006[1]	365,431	1,410

Total rights & warrants (cost: $46,430,000)		31,160

	Principal amount	Market value
Convertible securities — 0.02%	(000)	(000)

FINANCIALS — 0.02%
Fairfax Financial Holdings Ltd. 5.00% convertible debentures 2023[2]	$20,000	$ 17,675

Total convertible securities (cost: $20,362,000)		17,675

Short-term securities — 6.47%

Federal Home Loan Bank 4.79%-5.25% due 7/5-8/30/2006	414,540	412,081
Spintab AB (Swedmortgage) 4.89%-5.17% due 7/5-9/7/2006	255,000	253,835
HBOS Treasury Services PLC 4.98%-5.36% due 7/24-9/27/2006	251,800	250,330
Danske Corp 5.02%-5.37% due 7/17-9/25/2006[2]	237,900	236,567
Fannie Mae 5.20%-5.30% due 8/31-9/27/2006	233,697	231,094
IXIS Commercial Paper Corp. 4.95%-5.33% due 7/7-9/14/2006[2]	217,800	215,977
Abbey National North America LLC 5.00%-5.29% due 7/12-9/14/2006	200,000	198,782
Barclays U.S. Funding Corp. 5.05%-5.115% due 8/10-8/14/2006	70,000	69,577
Barclays U.S. Funding Corp. 5.28% due 8/22/2006[4]	50,000	49,611
Sheffield Receivables Corp. 5.09%-5.38% due 7/17-9/22/2006[2]	80,000	79,333
Bank of America Corp. 5.02%-5.368% due 7/28-9/25/2006	199,600	197,708
Westpac Banking Corp. 5.10%-5.25% due 8/18-8/22/2006[2,4]	66,100	65,635
Westpac Banking Corp. 5.115%-5.32% due 9/1-9/7/2006[2]	38,500	38,136
Westpac Trust Securities NZ Ltd. 4.99%-5.355% due 7/20-9/29/2006[2]	85,000	84,230
Total Capital SA 4.87%-5.105% due 7/6-8/9/2006[2]	175,000	174,475
Stadshypotek Delaware Inc. 4.98%-5.02% due 7/12-7/25/2006[2]	174,400	173,881
Barton Capital LLC 4.95%-5.25% due 7/7-8/11/2006[2]	150,000	149,212
ANZ National (International) Ltd. 5.07%-5.36% due 8/2-9/27/2006[2]	150,000	148,499
CAFCO, LLC 5.08%-5.31% due 7/28-9/8/2006[2]	100,000	99,301
CAFCO, LLC 5.32% due 8/24/2006[2,4]	26,800	26,582
Citigroup Funding Inc. 5.19% due 8/18/2006[4]	19,800	19,665
Freddie Mac 4.90%-4.94% due 7/25-8/8/2006	92,100	91,694
Freddie Mac 5.03% due 8/15/2006[4]	51,300	50,960
Calyon North America Inc. 4.88%-5.255% due 7/11-8/28/2006	132,870	132,162
Toyota Motor Credit Corp. 5.00%-5.27% due 7/13-9/8/2006	127,500	126,509
Dexia Delaware LLC 4.885%-5.285% due 7/7-9/19/2006	123,500	122,630
Bank of Ireland 5.035%-5.30% due 8/3-8/31/2006[2]	114,900	114,151
Allied Irish Banks N.A. Inc. 5.015%-5.075% due 7/10-8/25/2006[2]	87,500	87,069
Allied Irish Banks N.A. Inc. 5.05% due 8/21/2006[2,4]	20,000	19,849
BASF AG 5.03%-5.28% due 7/21-8/11/2006[2]	103,300	102,778
Depfa Bank PLC 5.43% due 9/27/2006	50,000	50,003
Depfa Bank PLC 5.365% due 9/26/2006[2]	50,000	49,365
Bank of Nova Scotia 5.25% due 8/23/2006[4]	50,000	49,622
Scotiabank Inc. 5.42% due 9/29/2006[2]	50,000	49,338
ING (U.S.) Funding LLC 4.99%-5.25% due 7/10-8/28/2006	80,700	80,329
CBA (Delaware) Finance Inc. 5.16%-5.30% due 7/17-9/19/2006	80,000	79,529
DaimlerChrysler Revolving Auto Conduit LLC 5.07% due 7/18/2006	75,000	74,809
Candian Imperial Holdings Inc. 4.92%-5.11% due 7/10-8/7/2006	53,200	53,038
Canadian Imperial Bank of Commerce 5.38% due 9/21/2006	20,000	19,996
General Electric Capital Services, Inc. 5.10%-5.33% due 8/29-9/7/2006	68,700	68,051
Royal Bank of Scotland PLC 5.27% due 9/15/2006	66,400	65,669
Clipper Receivables Co., LLC 4.96%-5.06% due 7/24-7/25/2006[2]	57,400	57,205
BNP Paribas Finance Inc. 4.973% due 7/6/2006	50,000	49,960
Lloyds Bank PLC 4.96% due 7/7/2006	50,000	49,953
American Honda Finance Corp. 4.92% due 7/7/2006	50,000	49,953
Variable Funding Capital Corp. 5.02% due 7/7/2006[2]	50,000	49,951
Amsterdam Funding Corp. 4.99% due 7/10/2006[2]	50,000	49,930
Swedish Export Credit Corp. 4.93% due 7/19/2006	50,000	49,873
Siemens Capital Co. LLC 5.21% due 8/17/2006[4]	50,000	49,652
Thunder Bay Funding, LLC 5.33% due 9/20/2006[2]	50,000	49,403
Export Development Corp. 5.26% due 8/30/2006	37,000	36,683
FCAR Owner Trust II 5.05% due 7/17/2006	35,000	34,917
Federal Farm Credit Banks 5.01% due 7/27/2006	31,700	31,581
Shell International Finance BV 5.32% due 9/29/2006	32,000	31,570
Preferred Receivables Funding Corp. 5.07% due 7/10/2006[2]	31,504	31,460
KfW International Finance Inc. 4.93% due 7/14/2006[2]	30,000	29,944
UBS Finance (Delaware) LLC 5.27% due 7/3/2006	25,000	24,989
BMW U.S. Capital Corp. 5.22% due 8/25/2006[2]	25,000	24,802
Nestlé Capital Corp. 5.05% due 8/2/2006[2]	24,400	24,287

Total short-term securities (cost: $5,387,636,000)		5,388,175

Total investment securities (cost: $62,886,969,000)		82,436,773
Other assets less liabilities		805,765

Net assets		$83,242,538

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,249,668,000, which represented 2.70% of the net assets of the fund.
3Valued under fair value procedures adopted by authority of the board of trustees.
4This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$20,332,659
Gross unrealized depreciation on investment securities	(1,474,167)
Net unrealized appreciation on investment securities	18,858,492
Cost of investment securities for federal income tax purposes	63,578,281

MFGEFP-916-0806P-S6918

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Mark E. Denning
Mark E. Denning, President and PEO

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark E. Denning
Mark E. Denning, President and PEO

Date: August 28, 2006

By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer and PFO

Date: August 28, 2006